Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Severance	$ (46)	$ (14)	$ (48)	$ (245)
Acquisition and other	(4)	(27)	4	(43)
Total severance, acquisition and other costs	$ (50)	$ (41)	$ (44)	$ (288)